Intangible Assets, Net - Summary Of Intangible Assets Subject To Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 439,445	$ 387,500
Accumulated Amortization	323,906	257,830
Total	$ 115,539	$ 129,670
Data rights [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	4 years	5 years
Gross Carrying Amount	$ 67,064	$ 67,064
Accumulated Amortization	42,474	35,768
Total	$ 24,590	$ 31,296
Marketing products [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	9 years	7 years
Gross Carrying Amount	$ 59,099	$ 59,099
Accumulated Amortization	44,365	37,552
Total	$ 14,734	$ 21,547
Technology [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	2 years	1 year
Gross Carrying Amount	$ 107,279	$ 107,292
Accumulated Amortization	106,399	95,633
Total	$ 880	$ 11,659
Capitalized software [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	2 years	2 years
Gross Carrying Amount	$ 206,003	$ 154,045
Accumulated Amortization	130,668	88,877
Total	$ 75,335	$ 65,168